Cover	Feb. 02, 2024
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 02, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41323
Entity Registrant Name	Solidion Technology Inc.
Entity Central Index Key	0001881551
Entity Tax Identification Number	87-1993879
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	13355 Noel Rd
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240
City Area Code	(972)
Local Phone Number	918-5120
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	STI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Nubia Brand International Corp.
Entity Address, Address Line Two	13355 Noel Rd
Entity Address, Address Line Three	Suite 1100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240